Revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) unit	Dec. 31, 2023 CAD ($)
Revenue From Contracts With Customers [Abstract]
Number of specialized business operating units | unit	5
Contract liabilities recognised as of acquisition date	$ 35.0	$ 7.5
Deferred revenue	$ 350.5	$ 288.0
Percentage of gross revenue	1.00%	1.00%
Revenue from performance obligations unsatisfied (or partially unsatisfied)	$ 7,823.9	$ 6,305.9
Expected revenue recognition as contracts are completed	72.00%	73.00%
Timing expected to recognize revenue as contracts are completed	18 months